Income tax (Details 5) $ in Millions	Jun. 30, 2019 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	$ 5,530
Do Not Expire [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	4,425
Argentina | 2015[Member] | 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	46
Argentina | 2016 [Member] | 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	25
Argentina | 2017 [Member] | 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	52
Argentina | 2018 [Member] | 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	85
Argentina | 2019 [Member] | 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	248
Bolivia | 2018 [Member] | 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	6
Brazil | 2011 To 2019 [Member] | Do Not Expire [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	$ 643